INVESTMENT IN UNCONSOLIDATED ENTITY, NET - Narrative (Details)		1 Months Ended		10 Months Ended		12 Months Ended
	Sep. 11, 2025	Aug. 31, 2025 CNY (¥)	Aug. 31, 2025 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 12, 2024
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Percentage of equity interest								70.00%		19.00%
Payments to acquire equity securities				¥ 700,000	$ 103,167	¥ 700,000	$ 103,167	¥ 0	¥ 0
Hebei Mashiji New Technology Co Ltd
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Ownership percentage	70.00%	70.00%	70.00%	19.00%	19.00%	19.00%	19.00%	70.00%
Payments to Acquire Businesses and Interest in Affiliates						¥ 1,900,000	$ 280,025
Percentage of equity interest retained post transfer	19
Hebei Mashiji New Technology Co Ltd
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Payments to Acquire Businesses and Interest in Affiliates		¥ 1,200,000	$ 176,858	¥ 700,000	$ 103,167	¥ 1,900,000	$ 280,025
Hebei Mashiji New Technology Co Ltd | Non-related investor
INVESTMENT IN UNCONSOLIDATED ENTITY, NET
Percentage of equity interest transferred	51.00%